Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation and benefits
Salaries and variable compensation	SFr 8,401	SFr 8,608	SFr 8,220
Social security	653	642	652
Other	836	786	748
Compensation and benefits	9,890	10,036	9,620
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	517	437	411
Switzerland | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	203	256	242
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	15	14	16
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	0	0	0
Bank
Compensation and benefits
Salaries and variable compensation	7,521	7,733	7,449
Social security	559	554	567
Other	780	818	848
Compensation and benefits	8,860	9,105	8,864
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	503	502	533
Bank | International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	14	14	16
Bank | International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0